Fee and Commission Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income (expense) [abstract]
Fee and commission income on trust and fiduciary activities	€ 242	€ 259	€ 221